Consolidated Statements of Income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Profit or loss [abstract]
Gross revenue	$ 8,144.2	$ 7,500.0
Less subconsultant and other direct expenses	1,649.4	1,633.4
Net revenue	6,494.8	5,866.6
Direct payroll costs	2,965.8	2,670.9
Project margin	3,529.0	3,195.7
Administrative and marketing expenses	2,457.5	2,286.1
Depreciation of property and equipment	70.6	67.7
Depreciation of lease assets	133.6	127.1
Amortization of intangible assets	147.5	123.8
Net impairment of lease assets and property and equipment	6.0	34.9
Net interest expense and other net finance expense	102.0	104.4
Other income	(18.2)	(13.6)
Income before income taxes	630.0	465.3
Income taxes
Current	122.7	146.2
Deferred	27.9	(42.4)
Total income taxes	150.6	103.8
Net income	$ 479.4	$ 361.5
Weighted average number of shares outstanding - basic (in shares)	114,066,995	114,066,995
Weighted average number of shares outstanding - diluted (in shares)	114,066,995	114,066,995
Earnings per share, basic (in cad per share)	$ 4.20	$ 3.17
Earnings per share, diluted (in cad per share)	$ 4.20	$ 3.17